CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 3,456,082	$ 20,939,762
Accounts receivable	1,823,232	3,076,462
Inventory	621,813	795,164
Prepaid expenses and other assets	198,185	183,621
Total current assets	6,099,312	24,995,009
Security deposits	6,615	5,175
Property and equipment, net	2,350,688	1,595,958
Right of use asset - operating lease	305,142	10,639
Intellectual property, net	1,499,463	1,704,063
Total assets	10,261,220	28,310,844
Current liabilities
Accounts payable and accrued expenses (related party $50,471 and $37,500 at September 30, 2025 and December 31, 2024, respectively)	1,702,998	1,558,450
Income tax payable		437,821
Current portion of operating lease liability	42,733	11,157
Customer credits	167,000	167,000
Accrued salaries	39,280	8,936
Profit shares liability - related party	6,853,858
Total current liabilities	8,805,869	2,183,364
Operating lease liability, net of current portion	263,490
Secured note payable, net of discount - related party		239,466
Unsecured note payable, net of discount and issuance costs - related party		10,979,723
Profit share liability - related party		14,847,937
Total liabilities	9,069,359	28,250,490
Stockholders' (deficit) equity
Preferred stock, $0.001 par value: 2,000,000 shares authorized, no shares issued	0
Common stock, $0.001 par value; 150,000,000 shares authorized 96,866,109 and 96,178,153 shares issued and outstanding as of September 30, 2025 and December 31, 2024 respectively.	19,236	18,872
Additional paid-in capital	73,925,861	61,992,607
Accumulated deficit	(72,753,236)	(61,951,125)
Total stockholders' (deficit) equity	1,191,861	60,354
Total liabilities and stockholders' (deficit) equity	$ 10,261,220	$ 28,310,844